Capital Structure - 6K (Details) $ / shares in Units, $ in Thousands								1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 10, 2016 USD ($) $ / shares shares	Jan. 08, 2016	Oct. 21, 2015 USD ($) shares	Sep. 29, 2015 USD ($) shares	Sep. 11, 2015 USD ($) shares	Mar. 12, 2015 USD ($) $ / shares shares	Dec. 19, 2014 USD ($) $ / shares shares	Oct. 21, 2015 USD ($) Tranche shares	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 07, 2015 $ / shares
Common Stock [Abstract]
Reverse stock split ratio		0.2
Net proceeds from issuance of common stock									$ 0	$ 4,800	$ 13,820	$ 3,204	$ 0
Subsequent Event [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares	1,180,000
Reverse stock split ratio		0.2
Net proceeds from issuance of common stock	$ 4,147
Price per share (in dollars per share) | $ / shares	$ 4.15
Jelco [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares			3,476,520	2,655,740	3,889,980	5,000,100	888,000	10,022,240
Net proceeds from issuance of common stock			$ 3,129	$ 2,390	$ 3,501	$ 4,500	$ 1,110	$ 9,020
Price per share (in dollars per share) | $ / shares						$ 0.90	$ 1.25							$ 0.90
Number of tranches | Tranche								3
Chief Executive Officer [Member]
Common Stock [Abstract]
Issuance of common stock (in shares) | shares						333,400
Net proceeds from issuance of common stock						$ 300
Price per share (in dollars per share) | $ / shares						$ 0.90